Note 10 - Income Taxes - Activity Related to Gross Unrecognized Tax Benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Note 10 - Income Taxes - Activity Related to Gross Unrecognized Tax Benefits (Details)
Balance	$ 331
Changes related to prior year positions	330
Increases related to current year positions	42
Balance	$ 703